Segmented information (Schedule of segments) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue from external customers		$ 1,461,440	$ 1,501,998
Cost of sales
Mine operating costs		846,937	819,582
Depreciation and amortization		337,615	357,924
Impairment - environmental obligation			193,473
Gross (loss) profit		276,888	131,019
Selling and administrative expenses		33,986	43,011
Exploration expenses		34,511	39,223
Other expenses (income)		32,586	35,119
Re-evaluation adjustment - environmental provision		(133,460)	(4,602)
Impairment - Arizona		94,956	0
Results from operating activities		214,309	18,268
Net interest expense on long-term debt		67,663	74,748
Accretion on streaming arrangements		27,778	42,654
Change in fair value of financial instruments		942	54,514
Other net finance costs		22,111	49,103
Profit (loss) before tax		95,815	(202,751)
Tax expense		25,433	41,607
Profit (loss) for the year		70,382	(244,358)
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers		633,290	740,454
Cost of sales
Mine operating costs		427,402	459,399
Depreciation and amortization		126,572	163,516
Impairment - environmental obligation			193,473
Gross (loss) profit		79,316	(75,934)
Selling and administrative expenses		0	0
Exploration expenses		10,644	5,031
Other expenses (income)		10,981	15,960
Re-evaluation adjustment - environmental provision		(133,460)	(4,602)
Impairment - Arizona		0
Results from operating activities		191,151	(92,323)
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers		828,150	761,544
Cost of sales
Mine operating costs		419,535	360,183
Depreciation and amortization		211,043	194,408
Impairment - environmental obligation			0
Gross (loss) profit		197,572	206,953
Selling and administrative expenses		0	0
Exploration expenses		13,359	9,218
Other expenses (income)		16,016	10,491
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona		0
Results from operating activities		168,197	187,244
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers		0	0
Cost of sales
Mine operating costs		0	0
Depreciation and amortization		0	0
Impairment - environmental obligation			0
Gross (loss) profit		0	0
Selling and administrative expenses		0	0
Exploration expenses		8,657	24,935
Other expenses (income)		6,047	13,399
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona	$ 94,956	94,956
Results from operating activities		(109,660)	(38,334)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers		0	0
Cost of sales
Mine operating costs		0	0
Depreciation and amortization		0	0
Impairment - environmental obligation			0
Gross (loss) profit		0	0
Selling and administrative expenses		33,986	43,011
Exploration expenses		1,851	39
Other expenses (income)		(458)	(4,731)
Re-evaluation adjustment - environmental provision		0	0
Impairment - Arizona		0
Results from operating activities		$ (35,379)	$ (38,319)